Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Interest income:
Credit assets	$ 75,652	$ 66,959
Other	5,564	6,287
Interest income	81,216	73,246
Interest expense:
Deposits and other	45,970	46,130
Subordinated notes	1,365	1,392
Interest expense	47,335	47,522
Net interest income	33,881	25,724
Non-interest income	2,633	2,103
Total revenue	36,514	27,827
Provision for (recovery of) credit losses (note 5)	700	1,024
Revenue less provision for credit loss	35,814	26,803
Non-interest expenses:
Salaries and benefits	10,383	8,614
General and administrative	8,367	5,489
Premises and equipment	1,796	1,596
Noninterest expense	20,546	15,699
Income before income taxes	15,268	11,104
Income tax provision (note 10)	4,199	2,961
Net income	11,069	8,143
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	(1,837)	(172)
Comprehensive income	$ 9,232	$ 7,971
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.35	$ 0.28